John Hancock
Tax-Advantaged Global Shareholder Yield Fund
Quarterly portfolio holdings 1/31/2024

Fund’s investments
As of 1-31-24 (unaudited)
	Shares	Value
Common stocks 98.7%		$56,547,732
(Cost $54,798,890)
Austria 0.8%		478,825
BAWAG Group AG (A)(B)	9,300	478,825
Canada 6.3%		3,628,861
BCE, Inc.	11,800	476,143
Enbridge, Inc.	13,900	493,574
Great-West Lifeco, Inc.	9,200	307,111
Nutrien, Ltd.	6,500	324,155
Restaurant Brands International, Inc.	11,600	905,728
Rogers Communications, Inc., Class B	7,700	359,671
Royal Bank of Canada	3,500	341,578
TELUS Corp.	23,500	420,901
France 7.2%		4,138,725
AXA SA	26,500	889,481
Cie Generale des Etablissements Michelin SCA	13,500	448,236
Orange SA	43,100	512,542
Sanofi SA	8,900	891,295
TotalEnergies SE	15,500	1,005,572
Vinci SA	3,100	391,599
Germany 5.7%		3,254,154
Allianz SE	2,500	667,940
Deutsche Post AG	15,700	751,938
Deutsche Telekom AG	41,190	1,011,124
Muenchener Rueckversicherungs-Gesellschaft AG	1,000	425,719
Siemens AG	2,220	397,433
Ireland 1.0%		542,748
Medtronic PLC	6,200	542,748
Italy 1.2%		698,404
Snam SpA	143,000	698,404
Japan 1.2%		672,421
Astellas Pharma, Inc.	29,800	346,946
Toyota Motor Corp.	16,300	325,475
Norway 0.6%		328,208
Orkla ASA	41,900	328,208
South Korea 2.1%		1,188,134
Hyundai Glovis Company, Ltd. (B)	2,500	327,356
Samsung Electronics Company, Ltd., GDR (A)	352	481,032
SK Telecom Company, Ltd.	10,100	379,746
Switzerland 3.3%		1,899,963
Garmin, Ltd.	2,800	334,572
Nestle SA	3,000	341,852
Novartis AG	8,803	910,351
Roche Holding AG	1,100	313,188
Taiwan 1.2%		677,760
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	6,000	677,760
United Kingdom 9.2%		5,269,082
AstraZeneca PLC, ADR	9,831	655,138
2	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United Kingdom (continued)
BAE Systems PLC	27,300	$406,673
British American Tobacco PLC	18,200	536,602
Coca-Cola Europacific Partners PLC	15,100	1,040,390
GSK PLC	31,220	617,461
Imperial Brands PLC	24,400	585,725
National Grid PLC	40,450	538,758
Schroders PLC	63,800	326,407
Unilever PLC	11,548	561,928
United States 58.9%		33,770,447
AbbVie, Inc.	7,400	1,216,561
Air Products & Chemicals, Inc.	1,200	306,852
American Electric Power Company, Inc.	6,200	484,468
Analog Devices, Inc.	4,700	904,092
Apple, Inc.	2,800	516,320
AT&T, Inc.	38,747	685,434
Bank of America Corp.	10,000	340,100
Best Buy Company, Inc.	4,200	304,458
Bristol-Myers Squibb Company	8,800	430,056
Broadcom, Inc.	1,200	1,416,000
Chevron Corp.	2,100	309,603
Cisco Systems, Inc.	18,600	933,348
Columbia Banking System, Inc.	16,300	328,608
Cummins, Inc.	2,300	550,390
CVS Health Corp.	4,300	319,791
Dell Technologies, Inc., Class C	5,300	439,264
Dow, Inc.	9,300	498,480
Duke Energy Corp.	3,300	316,239
Eaton Corp. PLC	1,400	344,512
Eli Lilly & Company	700	451,927
Emerson Electric Company	3,900	357,747
Entergy Corp.	3,800	379,088
Evergy, Inc.	7,800	396,006
Hasbro, Inc.	14,800	724,460
Hewlett Packard Enterprise Company	19,700	301,213
IBM Corp.	7,800	1,432,548
Johnson & Johnson	2,400	381,360
JPMorgan Chase & Co.	4,208	733,707
KLA Corp.	1,300	772,252
Lazard, Inc.	16,000	623,680
Linde PLC	800	323,864
Lockheed Martin Corp.	700	300,587
LyondellBasell Industries NV, Class A	6,000	564,720
McDonald’s Corp.	1,000	292,720
Merck & Company, Inc.	3,900	471,042
MetLife, Inc.	17,734	1,229,321
Microsoft Corp.	3,766	1,497,286
Mondelez International, Inc., Class A	4,400	331,188
MSC Industrial Direct Company, Inc., Class A	8,300	819,044
NetApp, Inc.	6,200	540,640
NextEra Energy, Inc.	8,200	480,766
NiSource, Inc.	36,300	942,711
Omnicom Group, Inc.	4,700	424,786
Paychex, Inc.	2,500	304,325
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	3

	Shares	Value
United States (continued)
PepsiCo, Inc.	1,700	$286,501
Pfizer, Inc.	11,100	300,588
Philip Morris International, Inc.	8,800	799,480
Pinnacle West Capital Corp.	9,400	647,660
Regions Financial Corp.	18,000	336,060
RTX Corp.	4,100	373,592
Texas Instruments, Inc.	3,200	512,384
The Coca-Cola Company	6,000	356,940
The Home Depot, Inc.	1,000	352,960
The PNC Financial Services Group, Inc.	3,400	514,114
The Williams Companies, Inc.	8,800	305,008
Truist Financial Corp.	10,600	392,836
U.S. Bancorp	9,100	378,014
United Parcel Service, Inc., Class B	2,000	283,800
UnitedHealth Group, Inc.	700	358,218
Vail Resorts, Inc.	1,400	310,800
Verizon Communications, Inc.	16,500	698,775
Walmart, Inc.	2,500	413,125
WEC Energy Group, Inc.	5,300	428,028

	Yield (%)	Shares	Value
Short-term investments 1.7%			$989,583
(Cost $989,583)
Short-term funds 1.7%			989,583
State Street Institutional Treasury Money Market Fund, Premier Class	5.2641(C)	989,583	989,583

Total investments (Cost $55,788,473) 100.4%	$57,537,315
Other assets and liabilities, net (0.4%)	(232,151)
Total net assets 100.0%	$57,305,164

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 1-31-24.
The fund had the following sector composition as a percentage of net assets on 1-31-24:
Information technology	18.2%
Financials	14.5%
Health care	14.3%
Industrials	9.8%
Consumer staples	9.7%
Utilities	9.3%
Communication services	8.7%
Consumer discretionary	7.0%
Energy	3.7%
Materials	3.5%
Short-term investments and other	1.3%
TOTAL	100.0%
4	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2024, by major security category or type:
	Total value at 1-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Austria	$478,825	—	$478,825	—
Canada	3,628,861	$3,628,861	—	—
France	4,138,725	—	4,138,725	—
Germany	3,254,154	—	3,254,154	—
Ireland	542,748	542,748	—	—
Italy	698,404	—	698,404	—
Japan	672,421	—	672,421	—
Norway	328,208	—	328,208	—
South Korea	1,188,134	481,032	707,102	—
Switzerland	1,899,963	334,572	1,565,391	—
Taiwan	677,760	677,760	—	—
United Kingdom	5,269,082	1,695,528	3,573,554	—
United States	33,770,447	33,770,447	—	—
Short-term investments	989,583	989,583	—	—
Total investments in securities	$57,537,315	$42,120,531	$15,416,784	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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